DERIVATIVES AND HEDGING TRANSACTIONS (Details) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended																																12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2015 Three year 2018 senior notes Subsequent event	Dec. 31, 2014 Series A private placement senior notes due 2018 USD ($)	Dec. 31, 2014 Five year 2011 senior notes USD ($)	Dec. 31, 2014 Foreign currency forward contracts USD ($)	Dec. 31, 2013 Foreign currency forward contracts USD ($)	Dec. 31, 2014 Interest rate swap USD ($)	Dec. 31, 2014 Interest rate swap EUR (€)	Dec. 31, 2014 Cash Flow Hedges Derivatives designated as hedging instruments USD ($)	Dec. 31, 2013 Cash Flow Hedges Derivatives designated as hedging instruments USD ($)	Dec. 31, 2012 Cash Flow Hedges Derivatives designated as hedging instruments USD ($)	Dec. 31, 2014 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments USD ($)	Dec. 31, 2013 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments USD ($)	Dec. 31, 2014 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2013 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Sales USD ($)	Dec. 31, 2014 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Cost of sales USD ($)	Dec. 31, 2013 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Cost of sales USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Cost of sales USD ($)	Dec. 31, 2014 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2014 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2013 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2014 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2013 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2014 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2013 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2014 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2014 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2013 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2012 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments Interest expense, net USD ($)	May 31, 2014 Fair Value Hedges Interest rate swap USD ($)	Jan. 31, 2015 Fair Value Hedges Interest rate swap Three year 2018 senior notes Subsequent event USD ($)	Jan. 31, 2015 Fair Value Hedges Interest rate swap Series A private placement senior notes due 2018 Subsequent event USD ($)	Jan. 31, 2015 Fair Value Hedges Interest rate swap Five year 2011 senior notes Subsequent event USD ($)	Dec. 31, 2014 Fair Value Hedges Interest rate swap Interest expense, net USD ($)	Dec. 31, 2014 Net Investment Hedges USD ($)	Dec. 31, 2013 Net Investment Hedges USD ($)	Dec. 31, 2012 Net Investment Hedges USD ($)	Dec. 31, 2014 Net Investment Hedges EUR (€)	Dec. 31, 2014 Net Investment Hedges Senior euro notes USD ($)	Dec. 31, 2014 Net Investment Hedges Senior euro notes EUR (€)	Dec. 31, 2014 Net Investment Hedges Foreign currency forward contracts EUR (€)	Sep. 30, 2012 Net Investment Hedges Foreign currency forward contracts EUR (€)	Jan. 31, 2015 Net Investment Hedges Foreign currency forward contracts. EUR (€)	Dec. 31, 2014 Net Investment Hedges Foreign currency forward contracts. EUR (€)
DERIVATIVES AND HEDGING TRANSACTIONS
Maximum period for hedged transactions	12 months
Impact on AOCI and earnings from derivative contracts
Unrealized gain (loss) recognized into AOCI (effective portion)											$ 4.6	$ 4.7	$ (1.9)				$ 26.7	$ 4.7	$ (1.9)																$ (22.1)
Gain (loss) recognized in income (effective portion)											3.5	(4.9)	(2.0)	7.6	(0.8)	2.1				(0.1)	6.1	(0.8)	2.0	1.5	0.2											(4.1)	(4.1)	(4.1)
Aggregate principal amount					250	1,250																																	500	300	250	1,250
Interest rate (as a percent)				1.55%																																			1.45%	1.55%	3.69%	3.00%
Gain (loss) on derivative recognized in income																										(0.4)	(8.0)	(7.9)	8.6	(1.4)	(0.9)	(9.0)	(6.6)	(7.0)									(2.1)
Gain (loss) on hedged item recognized in income																																											2.1
Net Investment Hedge:
Euro-denominated debt outstanding																																																218	175
Notional amount of forward contract							2,800	2,000	725	400																																					495			75	100	360	495
Revaluation gains (losses), net of tax	$ 34.7	$ (11.4)	$ 9.8																																									$ 34.7	$ (11.4)	$ 9.8